Accounts receivable - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade receivables	$ 9,758	$ 4,730
Other receivables	1,252	2,033
Total accounts receivable	$ 11,010	$ 6,763